Schedule of finance income (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Interest income on:
- Bank deposits recognised at amortised cost			₨ 160,784	₨ 14,354	₨ 25,804
- Others	[1]		6,528	3,521	10,365
Foreign exchange gain (net)				7,655	8,346
Unwinding of other financial assets			3,402	3,414	3,301
Total		$ 2,048	₨ 170,714	₨ 28,944	₨ 47,816

[1]	Interest income on others include interest income on loan given to joint venture of INR Nil